Deferred tax assets and liabilities (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deductible temporary differences	₨ 251,989	₨ 233,501
Unrecognized tax losses	536,815	876,297
Unrecognised deferred tax Assets Liabilities	₨ 788,804	₨ 1,109,798